Summary of significant accounting policies and practices (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Property, Plant and Equipment [Line Items]
Accumulated deficit	$ 9,179,601				£ 7,261,982	£ 6,152,977
Working capital deficit	6,414,069		$ 11,394,939		£ 5,074,436	9,014,983
Net cash used in operating activities	$ 1,811,724	£ 1,433,326	795,803	£ 629,591
Foreign Currency Exchange Rate, Translation	0.7911				0.7911
Description of warranty and related obligation	The Company generally provides limited warranties for work that has been performed under its engineering and construction management contracts; these warranty periods are known as the defect liabilities periods (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer.	The Company generally provides limited warranties for work that has been performed under its engineering and construction management contracts; these warranty periods are known as the defect liabilities periods (“DLP”). The DLP typically extends for a duration of one year from the substantial completion of the project for the customer.
Revenue, Performance Obligation, Description of Returns and Other Similar Obligations	The Company has no obligations for returns, refunds or similar obligations for its projects with customers.	The Company has no obligations for returns, refunds or similar obligations for its projects with customers.
Provisions for warranty cost	$ 1,149		719		£ 909	£ 569
Description of payment terms	A typical payment term set forth is 30 days from the invoice date.	A typical payment term set forth is 30 days from the invoice date.
Impairment of long-lived assets | £		£ 0		0
Government Assistance, Income, Increase (Decrease)			$ 48,964	£ 38,737
Antidilutive securities | shares	0	0	0	0
UNITED KINGDOM
Property, Plant and Equipment [Line Items]
Value added tax applicable rate	20.00%	20.00%	20.00%	20.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of total contract value	2.00%				2.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of total contract value	5.00%				5.00%